Supplement Dated November 29, 2004 to
           Combined Proxy Statement/Prospectus Dated October 29, 2004

 Safeco California Tax-Free Income Fund and Pioneer California
                            Tax Free Income Fund
           Safeco Municipal Bond Fund and Pioneer Municipal Bond Fund

The following replaces the comparable disclosure that appears on pages 8 and 88 of the Proxy Statement/Prospectus.

========================= ================================================= =======================================================
                               Safeco California Tax-Free Income Fund              Pioneer California Tax Free Income Fund
========================= ================================================= =======================================================
========================= ================================================= =======================================================
Investment advisers and   Investment adviser (until August 2, 2004):        Investment adviser:
portfolio managers        SAM                                               Pioneer

                          Portfolio Managers (until August 2, 2004):        Portfolio Managers:
                          Stephen C. Bauer (since 1983)                     Day-to-day management of the Fund's portfolio will be
                          President and Director, SAM                       the responsibility of a team of fixed income
                                                                            portfolio managers led by Stephen C. Bauer under the
                          Mary Metastasio (since 2003)                      supervision of Kenneth J. Taubes.
                          Vice President, SAM
                                                                            Mr. Bauer was president and director of SAM and served
                                                                            as portfolio manager of the Safeco California Tax-Free
                                                                            Income Fund beginning in 1983.

                          Currently Pioneer is investment adviser to Safeco
                          California Tax-Free Income Fund. The Portfolio
                          Managers of Pioneer California Tax Free Income Fund,
                          as indicated in the next column, currently manage your
                          Safeco Fund.
                                                                            Mr. Taubes joined Pioneer as a senior vice president in
                                                                            September 1998 and has been an investment professional
                                                                            since 1982.
========================= ================================================= =======================================================

========================= ================================================= =======================================================
                                     Safeco Municipal Bond Fund                          Pioneer Municipal Bond Fund
========================= ================================================= =======================================================
========================= ================================================= =======================================================
Investment advisers and   Investment adviser (until August 2, 2004):        Investment adviser:
portfolio managers        SAM                                               Pioneer

                          Portfolio Managers (until August 2, 2004):        Portfolio Managers:
                          Stephen C. Bauer (since 1981)                     Day-to-day management of the Fund's portfolio will be
                          President and Director, SAM                       the responsibility of a team of fixed income
                                                                            portfolio managers led by Stephen C. Bauer under the
                          Mary Metastasio (since 2003)                      supervision of Kenneth J. Taubes.
                          Vice President, SAM
                                                                            Mr. Bauer was president and director of SAM and
                          Currently Pioneer is investment adviser to        served as portfolio manager of the Safeco Municipal
                          Safeco Municipal Bond Fund. The Portfolio         Bond Fund beginning in 1981.
                          Managers of Pioneer Municipal Bond
                          Fund, as indicated in the next column,            Mr. Taubes joined Pioneer as a senior vice president
                          currently manage your Safeco Fund.                in September 1998 and has been an investment
                                                                            professional since 1982.
========================= ================================================= =======================================================

 Pioneer Investment Management, Inc. 60 State Street Boston, MA 02109
                              www.pioneerfunds.com

  Member of the UniCredito Italiano Banking Group, Register of Banking Groups.


                                                                   16728-00-1204